Unaudited pro forma consolidated statements of operations - USD ($)		9 Months Ended		12 Months Ended
		Mar. 31, 2017		Jun. 30, 2016
REVENUES
Revenue		$ 468,032		$ 254,834
Total revenue		468,032		254,834
OPERATING EXPENSES:
Research and development		2,590,698		1,758,701
General and administrative expenses		4,533,652		2,935,299
Total operating expenses		7,124,350		4,694,000
Loss from operations		(6,656,318)		(4,439,166)
Other income (expense)
Other income				500
Interest income		970		1,339
Change in fair value of derivative liabilities		(877,490)		(968,840)
Total other income (expense)		(876,520)		(967,001)
Net loss		$ (7,532,838)		$ (5,406,167)
Net loss per common share - basic and diluted (in dollars per share)		$ 0		$ (0.40)
Weighted average common shares outstanding - basic and diluted (in shares)		16,419,225		13,349,482
Pro Forma Before Adjustments [Member]
REVENUES
Revenue		$ 3,577,574		$ 5,314,499
Total revenue		3,577,574		5,314,499
OPERATING EXPENSES:
Research and development		2,590,698		1,758,701
General and administrative expenses		9,441,613		9,498,399
Total operating expenses		12,032,311		11,257,100
Loss from operations		(8,454,737)		(5,942,601)
Other income (expense)
Other income				500
Interest income		970		1,339
Change in fair value of derivative liabilities		(877,490)		(968,840)
Total other income (expense)		(876,520)		(967,001)
Net loss		$ (9,331,257)		$ (6,909,602)
Net loss per common share - basic and diluted (in dollars per share)		$ (0.57)		$ (0.52)
Weighted average common shares outstanding - basic and diluted (in shares)		16,419,225		13,349,482
Pro Forma Adjustments [Member]
REVENUES
Revenue	[1]	$ (48,000)
Total revenue		(48,000)
OPERATING EXPENSES:
General and administrative expenses		318,698	[2]	$ 424,930	[3]
General and administrative expenses		77,489	[4]	103,318	[5]
General and administrative expenses		4,381	[6]	5,841	[7]
General and administrative expenses	[1]	(48,000)
Total operating expenses		352,568		534,098
Loss from operations		(400,568)		(534,089)
Other income (expense)
Total other income (expense)
Net loss		$ (400,568)		$ (534,089)
Net loss per common share - basic and diluted (in dollars per share)		$ 0.00		$ 0.00
Weighted average common shares outstanding - basic and diluted (in shares)
Pro Forma [Member]
REVENUES
Revenue		$ 3,529,574		$ 5,314,499
Total revenue		3,529,574		5,314,499
OPERATING EXPENSES:
Research and development		2,590,698		1,758,701
General and administrative expenses		9,794,181		10,032,488
Total operating expenses		12,384,879		11,791,189
Loss from operations		(8,855,305)		(6,476,690)
Other income (expense)
Other income				500
Interest income		970		1,339
Change in fair value of derivative liabilities		(877,490)		(968,840)
Total other income (expense)		(876,520)		(967,001)
Net loss		$ (9,731,825)		$ (7,443,691)
Net loss per common share - basic and diluted (in dollars per share)		$ (0.59)		$ (0.56)
Weighted average common shares outstanding - basic and diluted (in shares)		16,419,225		13,349,482
Smart Systems Technology & Commercialization Center (STC-MEMS) [Member]
REVENUES
Revenue		$ 3,109,542		$ 5,059,665
Total revenue		3,109,542		5,059,665
OPERATING EXPENSES:
Research and development
General and administrative expenses		4,907,961		6,563,100
Total operating expenses		4,907,961		6,563,100
Loss from operations		(1,798,419)		(1,503,435)
Other income (expense)
Other income
Interest income
Change in fair value of derivative liabilities
Total other income (expense)
Net loss		$ (1,798,419)		$ (1,503,435)
Net loss per common share - basic and diluted (in dollars per share)		$ 0.00		$ 0.00
Weighted average common shares outstanding - basic and diluted (in shares)		0		0

[1]	To eliminate related party transactions of $48,000 for Akoustis Inc. payment of fabrication services invoices to RF-SUNY in the nine-month period ending March 31, 2017.
[2]	To record depreciation of the fixed assets acquired for the nine-month period with a five-year depreciable life on a straight-line basis as if they were acquired at the beginning of the interim nine-month period ending March 31, 2017.
[3]	To record depreciation of the fixed assets acquired for a full year with a five-year depreciable life on a straight-line basis as if they were acquired at the beginning of the fiscal year.
[4]	To record depreciation of the building acquired for the nine-month period with an eleven-year depreciable life on a straight-line basis as if they were acquired at the beginning of the interim nine-month period ending March 31, 2017.
[5]	To record depreciation of the building acquired for a full year with an eleven-year depreciable life on a straight-line basis as if they were acquired at the beginning of the fiscal year
[6]	To record amortization of the customer relationships acquired for the nine-month period with a fourteen-year amortizable life on a straight-line basis as if they were acquired at the beginning of the interim nine-month period ending March 31, 2017.
[7]	To record amortization of the customer relationships acquired for a full year with a fourteen-year amortizable life on a straight-line basis as if they were acquired at the beginning of the fiscal year